UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2015
(unaudited)

Amount	General Obligation Bonds (54.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (4.5%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,713,881

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,543,786
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,222,657

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,276,580

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	712,043

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa3/NR/NR	1,880,219

	Hillsboro, Oregon
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	394,973
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	358,362

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,245,080

	Lebanon, Oregon Refunding
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,415,300

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,529,342

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,701,156
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,274,521

	Portland, Oregon Limited Tax, Improvement
630,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	636,344
525,000	4.000%, 06/01/24 Series A	Aa1/NR/NR	574,865

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	863,985

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,658,100
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,954,278

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,560,100

	Total City & County		27,515,572

	Community College (5.6%)

	Blue Mountain Community College District, Umatilla County
970,000	4.000%, 06/15/27	NR/AA+/NR	1,094,296

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,114,254
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,502,432
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,469,604

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24 (pre-refunded)	NR/AA+/NR	1,121,686
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,477,920
1,235,000	5.000%, 06/15/25 (pre-refunded)	NR/AA+/NR	1,356,697
1,540,000	5.000%, 06/15/26 (pre-refunded)	NR/AA+/NR	1,691,752

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured (pre-refunded)	Aa3/AA/NR	1,558,409
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,709,309

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,115,180

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,195,359

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,872,427

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,104,725

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,877,622

	Total Community College		34,261,672

	Higher Education (2.0%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,238,720
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,207,599

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,310,306
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,335,784

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,579,174

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	817,901
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/NR	560,640
1,000,000	5.000%, 08/01/34 (pre-refunded)	Aa1/AA+/NR	1,102,290
1,000,000	5.000%, 08/01/38 (pre-refunded)	Aa1/AA+/NR	1,102,290

	Total Higher Education		12,254,704

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	579,194
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	421,556

	Total Housing		1,000,750

	School District (29.8%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	3,024,697
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,836,180
8,000,000	5.000%, 06/15/27 AGMC Insured Series B (pre-refunded)	Aa1/AA+/NR	8,494,960
9,250,000	5.000%, 06/15/29 AGMC Insured (pre-refunded)	Aa1/AA+/NR	9,822,298

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,129,540
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,093,164
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,015,694
2,000,000	4.500%, 06/15/30 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,109,420
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,226,800
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,147,832

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,166,130

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,146,428
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,319,912

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26 (pre-refunded)	Aa1/AA+/NR	1,254,999
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,341,470
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,785,295
2,850,000	5.000%, 06/15/27 (pre-refunded)	Aa1/AA+/NR	3,222,296
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,365,987
2,000,000	4.500%, 06/15/29 (pre-refunded)	Aa1/AA+/NR	2,227,600
1,965,000	5.000%, 06/15/30 (pre-refunded)	Aa1/AA+/NR	2,221,688
3,000,000	5.000%, 06/15/33 (pre-refunded)	Aa1/AA+/NR	3,391,890
500,000	5.000%, 06/15/34 (pre-refunded)	Aa1/AA+/NR	565,315

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,948,753

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,965,547
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,229,315

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,279
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	872,911
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	5,606,650

	Hood River County, Oregon School District Refunding
250,000	4.000%, 06/15/16	NR/AA+/NR	253,878

	Jackson County, Oregon School District #9 (Eagle Point)
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,476,963

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27 (pre-refunded)	Aa1/AA+/NR	1,088,230
2,000,000	4.750%, 12/15/29 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,150,680
1,000,000	5.000%, 06/15/33 (pre-refunded)	Aa1/AA+/NR	1,097,260

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,691,200

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,517,713

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,263,284
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,191,031
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,580,585

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,240,420
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,140,452
3,425,000	zero coupon, 06/15/29 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,938,927

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,601,668

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,642,151
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,775,190

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,537,666

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,945,279

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,721,499

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	7,089,549
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,860,630
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,249,732

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,323,160

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,795,740

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,846,140

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,958,345

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,612,902
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,693,149

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,215,650

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,495,382
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,099,903

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,086,160
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,582,557
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,960,508
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,703,710
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,641,310
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,225,218
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,419,059
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,104,370

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,717,696

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,278,650
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,459,040
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,525,623

	Total School Districts		181,411,309

	Special District (4.0%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,577,161

	Metro, Oregon
1,100,000	5.000%, 06/01/18 (pre-refunded)	Aaa/AAA/NR	1,166,220
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,420,200

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,262,026
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,861,693
1,000,000	4.250%, 06/01/24 (pre-refunded)	Aa1/AA/NR	1,104,210
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,471,803

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,352,918
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,279,828

	Total Special District		24,496,059

	State of Oregon (7.9%)

	Oregon State
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	927,465

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,393,012
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	569,780

	Oregon State Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,454,814

	Oregon State Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	630,045
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,257,120
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,254,150

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,694,544
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,429,655
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,524,700

	Oregon State Department of Administrative Services
2,660,000	5.000%, 11/01/23 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	2,760,202
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	3,055,938
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	1,530,563
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/NR	4,026,160

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,109,581

	Oregon State Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,247,260

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,560,190
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,328,096
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,326,046

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,606,196

	Total State of Oregon		47,685,517

	Water & Sewer (0.7%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,180,310

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,853,021

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,390,472

	Total Water & Sewer		4,423,803

	Total General Obligation Bonds		333,049,386

	Revenue Bonds (42.1%)

	City & County (2.9%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,580,271

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	644,880

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,334,630
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	4,993,334

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,078,340

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,902,576
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,157,826

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,067,890

	Total City & County		17,759,747

	Electric (1.7%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,118,314

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,317,000

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,839,852

	Total Electric		10,275,166

	Higher Education (4.7%)

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,715,000	5.500%, 03/01/37	NR/NR/NR*	5,836,901

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,167,010
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,438,060

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,342,191
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,140,830
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,334,826

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,697,670

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32 (pre-refunded)	NR/BBB+/NR	3,270,960

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,083,360
2,500,000	5.000%, 10/01/32	NR/A/NR	2,644,025

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,540,550

	Total Higher Education		28,496,383

	Hospital (9.2%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28 (pre-refunded)	A2/NR/NR	4,205,215
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,469,765

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,440,180

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/AA-/AA-	9,936,696
2,000,000	5.000%, 07/01/23 Series A	A1/AA-/AA-	2,387,440
4,500,000	5.750%, 07/01/39 Series A	A1/AA-/AA-	5,122,530

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/AA-/NR	2,080,920
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,221,580
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,116,420
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,113,620

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,644,510
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,189,720
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,678,658
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,949,101
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,136,980

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,230,780
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,102,735

	Total Hospital		56,026,850

	Housing (0.5%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,362,439

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,607,076

	State of Oregon Housing and Community Services
420,000	5.350%, 07/01/30	Aa2/NR/NR	434,616

	Total Housing		3,404,131

	Lottery (4.9%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A (unrefunded portion)	Aa2/AAA/NR	1,198,106
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	2,052,975
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,786,785
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,231,000
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,715,500
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	6,192,500
3,000,000	5.000%, 04/01/27 AGMC Insured (pre-refunded)	Aa2/AAA/A+	3,161,130
6,285,000	5.250%, 04/01/26 (pre-refunded)	NR/NR/NR*	7,491,909
2,500,000	5.000%, 04/01/29 (pre-refunded)	Aa2/AAA/NR	2,807,400

	Total Lottery		29,637,305

	Transportation (7.4%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	793,245

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/NR	2,102,825
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,379,787
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,928,721
2,000,000	4.625%, 11/15/25 Series A (pre-refunded)	Aa1/AAA/NR	2,230,380
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,287,343
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,221,200
3,540,000	4.625%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/NR	3,662,095
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,793,760
2,155,000	5.000%, 11/15/28 Series A (pre-refunded)	Aa1/AAA/NR	2,236,222

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,215,620

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,948,703
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	4,010,387
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,445,020

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,266,150
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,469,506

	Total Transportation		44,990,964

	Water and Sewer (10.8%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA/NR	1,069,895

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,123,530

	Klamath Falls, Oregon Water
455,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	465,988

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,771,725

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	774,489

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,412,568
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,444,580

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,392,950

	Portland, Oregon Sewer System
4,410,000	5.000%, 06/15/25 NPFG Insured (pre-refunded)	Aa3/AA-/NR	4,499,611
4,630,000	5.000%, 06/15/26 NPFG Insured (pre-refunded)	Aa3/AA-/NR	4,724,082
1,610,000	5.000%, 06/15/27 NPFG Insured (pre-refunded)	Aa3/AA-/NR	1,642,715

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,952,551
2,000,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	2,463,720

	Portland, Oregon Sewer System (Second Lien)
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,477,120
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,456,120

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,373,953

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,442,960

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,366,168

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,076,950

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,288,736
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,050,375

	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA+/NR	4,522,320

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA+/NR	1,140,553
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA+/NR	1,685,145
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA+/NR	3,139,503
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA+/NR	2,974,372

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,263,212

	Total Water and Sewer		65,995,891

	Total Revenue Bonds		256,586,437

	Total Investments (cost $554,710,756-note b)	96.8%	589,635,823
	Other assets less liabilities	3.2	19,558,373
	Net Assets	100.0%	$609,194,196

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	9.5%
	Pre-refunded bonds ††	19.3
	Aa of Moody's or AA of S&P or Fitch	58.7
	A of Moody's or S&P or Fitch	8.1
	Baa of Moody's or BBB of S&P	3.0
	Not Rated*	1.4
		100.0%

	PORTFOLIO ABBREVIATION:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	COP- Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	MAC - Municipal Assurance Corp.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $554,422,478 amounted to $35,213,345, which consisted of aggregate gross unrealized appreciation of $35,293,674 and aggregate gross unrealized depreciation of $80,329.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	589,635,823
Level 3 – Significant Unobservable Inputs	-
Total	$589,635,823
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The T's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 26, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 26, 2016